NORTHERN LIGHTS FUND TRUST

November 14, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust -

MutualHedge Event Driven Legends Fund

MutualHedge Equity Long-Short Legends Fund

Leader Short-Term Bond Fund

Generations Multi-Strategy Fund

Autopilot Managed Growth Fund

SouthernSun Small Cap Fund

Post Effective Amendment Nos. 63, 66, 67, 69 and 70 to the Registration Statement on Form N-1A (File No. 333- 122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of MutualHedge Event Driven Legends Fund, MutualHedge Equity Long-Short Legends Fund, Leader Short-Term Bond Fund, Generations Multi-Strategy Fund, Autopilot Managed Growth Fund, SouthernSun Small Cap Fund (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (each an “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
MutualHedge Event Driven Legends Fund	63	0000910472-08-000658	September 15, 2008
MutualHedge Equity Long-Short Legends Fund	63	0000910472-08-000658	September 15, 2008
Leader Short-Term Bond Fund	66	0000910472-08-000751	October 20, 2008
Generations Multi-Strategy Fund	67	0000910472-08-000757	October 22, 2008
Autopilot Managed Growth Fund	69	0000910472-08-000785	November 4, 2008
SouthernSun Small Cap Fund	70	0000910472-08-000792	November 7, 2008

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or, to the attention of Emile R. Molineaux of Gemini Fund Services, LLC at (631) 470-2616.

Very truly yours,

/s/Emile Molineaux

Emile R. Molineaux

Secretary

 cc:   JoAnn M. Strasser, Esq.